Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Income taxes paid (refund) [abstract]
Income before income taxes	$ 93.5	$ 117.7	$ 86.1
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate (as a percent)	25.34%	25.36%	25.42%
Income tax at expected statutory rate	$ 23.7	$ 29.8	$ 21.9
Non-deductible (taxable) items	0.8	(0.8)	0.1
Non-deductible stock option expense	3.0	2.9	2.2
Effect of foreign tax rates	(10.0)	(14.6)	(8.9)
Non-deductible (taxable) remeasurement of contingent consideration and put option	2.4	0.0	0.0
Non-deductible (taxable) foreign exchange loss	1.4	0.2	0.3
Change in tax rates	(0.4)	0.1	(0.1)
Change in deferred tax asset not recognized	4.1	6.1	0.0
Other items	(0.4)	(0.6)	0.3
Income tax expense	$ 24.6	$ 23.1	$ 15.8